Revenue from Contracts with Customers, Revenue by Operating Segment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income		$ 39,835	$ 47,231	$ 49,995
Lending-related fees		1,381	1,474	1,628
Other card fees		514	698	699
Total card fees	[1]	3,544	4,016	3,907
Mortgage banking	[1]	3,493	2,715	3,017
Net gains (losses) from trading activities		1,172	993	602
Net gains (losses) from equity securities		665	2,843	1,515
Lease income		1,245	1,614	1,757
Other		799	4,146	3,629
Total noninterest income	[1]	32,505	37,832	36,413
Total revenue		72,340	85,063	86,408
Debt securities [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net gains (losses) on debt securities		873	140	108
Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		5,221	5,819	5,741
Total brokerage fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	[1]	9,375	9,237	9,436
Asset-based revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		6,991	6,775	6,898
Trailing commissions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		1,100	1,200	1,300
Transactional revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		1,513	1,560	1,648
Other revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		871	902	890
Total trust and investment management fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	[1]	2,872	3,038	3,316
Investment management fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		1,970	1,988	2,079
Trust fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		730	915	1,129
Other revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		172	135	108
Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	[1]	1,865	1,797	1,757
Card interchange and network revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		3,030	3,318	3,208
Credit card rewards and rebates [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other cost of revenue		1,300	1,500	1,400
Reconciling Items [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income		(475)	(611)	(659)
Lending-related fees		0	0	0
Other card fees		0	0	0
Total card fees		0	0	0
Mortgage banking		0	0	0
Net gains (losses) from trading activities		0	0	0
Net gains (losses) from equity securities		0	0	0
Lease income		0	0	0
Other		(2,734)	(2,324)	(2,140)
Total noninterest income		(2,734)	(2,324)	(2,140)
Total revenue		(3,209)	(2,935)	(2,799)
Reconciling Items [Member] | Debt securities [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net gains (losses) on debt securities		0	0	0
Reconciling Items [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Reconciling Items [Member] | Total brokerage fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Reconciling Items [Member] | Asset-based revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Reconciling Items [Member] | Transactional revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Reconciling Items [Member] | Other revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Reconciling Items [Member] | Total trust and investment management fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Reconciling Items [Member] | Investment management fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Reconciling Items [Member] | Trust fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Reconciling Items [Member] | Other revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Reconciling Items [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Reconciling Items [Member] | Card interchange and network revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Consumer Banking and Lending [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income		23,378	25,786	26,985
Lending-related fees		158	230	258
Other card fees		513	699	697
Total card fees		3,318	3,672	3,551
Mortgage banking		3,224	2,314	2,666
Net gains (losses) from trading activities		1	2	6
Net gains (losses) from equity securities		10	4	5
Lease income		0	0	0
Other		1,025	2,306	3,014
Total noninterest income		10,638	12,105	12,930
Total revenue		34,016	37,891	39,915
Consumer Banking and Lending [Member] | Debt securities [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net gains (losses) on debt securities		6	0	0
Consumer Banking and Lending [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		2,904	3,582	3,431
Consumer Banking and Lending [Member] | Total brokerage fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Consumer Banking and Lending [Member] | Asset-based revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Consumer Banking and Lending [Member] | Transactional revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Consumer Banking and Lending [Member] | Other revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Consumer Banking and Lending [Member] | Total trust and investment management fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Consumer Banking and Lending [Member] | Investment management fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Consumer Banking and Lending [Member] | Trust fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Consumer Banking and Lending [Member] | Other revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Consumer Banking and Lending [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		(8)	(5)	(1)
Consumer Banking and Lending [Member] | Card interchange and network revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		2,805	2,973	2,854
Commercial Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income		6,191	8,184	8,748
Lending-related fees		531	524	604
Other card fees		0	0	0
Total card fees		170	254	264
Mortgage banking		0	0	0
Net gains (losses) from trading activities		(4)	(10)	(8)
Net gains (losses) from equity securities		(147)	115	37
Lease income		646	931	1,025
Other		660	688	779
Total noninterest income		3,547	4,154	4,332
Total revenue		9,738	12,338	13,080
Commercial Banking [Member] | Debt securities [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net gains (losses) on debt securities		0	4	0
Commercial Banking [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		1,219	1,175	1,219
Commercial Banking [Member] | Total brokerage fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Commercial Banking [Member] | Asset-based revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Commercial Banking [Member] | Transactional revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Commercial Banking [Member] | Other revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Commercial Banking [Member] | Total trust and investment management fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		396	388	359
Commercial Banking [Member] | Investment management fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Commercial Banking [Member] | Trust fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		314	313	301
Commercial Banking [Member] | Other revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		82	75	58
Commercial Banking [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		76	85	53
Commercial Banking [Member] | Card interchange and network revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		170	254	264
Corporate and Investment Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income		7,501	8,005	8,345
Lending-related fees		684	710	742
Other card fees		0	0	0
Total card fees		51	79	79
Mortgage banking		282	413	362
Net gains (losses) from trading activities		1,190	1,022	561
Net gains (losses) from equity securities		212	297	277
Lease income		20	22	3
Other		456	498	547
Total noninterest income		6,319	6,223	5,726
Total revenue		13,820	14,228	14,071
Corporate and Investment Banking [Member] | Debt securities [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net gains (losses) on debt securities		0	(5)	(3)
Corporate and Investment Banking [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		1,062	1,029	1,057
Corporate and Investment Banking [Member] | Total brokerage fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		315	292	317
Corporate and Investment Banking [Member] | Asset-based revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	1
Corporate and Investment Banking [Member] | Transactional revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		17	26	70
Corporate and Investment Banking [Member] | Other revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		298	266	246
Corporate and Investment Banking [Member] | Total trust and investment management fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		95	62	54
Corporate and Investment Banking [Member] | Investment management fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Corporate and Investment Banking [Member] | Trust fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Corporate and Investment Banking [Member] | Other revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		95	62	54
Corporate and Investment Banking [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		1,952	1,804	1,730
Corporate and Investment Banking [Member] | Card interchange and network revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		51	79	79
Wealth and Investment Management [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income		2,993	3,917	4,317
Lending-related fees		9	8	8
Other card fees		0	0	0
Total card fees		3	6	6
Mortgage banking		(13)	(12)	(11)
Net gains (losses) from trading activities		5	53	57
Net gains (losses) from equity securities		(94)	272	(283)
Lease income		0	0	0
Other		115	104	61
Total noninterest income		11,519	11,815	11,552
Total revenue		14,512	15,732	15,869
Wealth and Investment Management [Member] | Debt securities [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net gains (losses) on debt securities		0	0	9
Wealth and Investment Management [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		27	24	24
Wealth and Investment Management [Member] | Total brokerage fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		9,070	8,947	9,163
Wealth and Investment Management [Member] | Asset-based revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		6,992	6,777	6,899
Wealth and Investment Management [Member] | Transactional revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		1,504	1,534	1,618
Wealth and Investment Management [Member] | Other revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		574	636	646
Wealth and Investment Management [Member] | Total trust and investment management fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		2,383	2,407	2,509
Wealth and Investment Management [Member] | Investment management fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		1,970	1,988	2,079
Wealth and Investment Management [Member] | Trust fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		416	423	442
Wealth and Investment Management [Member] | Other revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		(3)	(4)	(12)
Wealth and Investment Management [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		14	6	9
Wealth and Investment Management [Member] | Card interchange and network revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		3	6	6
Corporate [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income		247	1,950	2,259
Lending-related fees		(1)	2	16
Other card fees		1	(1)	2
Total card fees		2	5	7
Mortgage banking		0	0	0
Net gains (losses) from trading activities		(20)	(74)	(14)
Net gains (losses) from equity securities		684	2,155	1,479
Lease income		579	661	729
Other		1,277	2,874	1,368
Total noninterest income		3,216	5,859	4,013
Total revenue		3,463	7,809	6,272
Corporate [Member] | Debt securities [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net gains (losses) on debt securities		867	141	102
Corporate [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		9	9	10
Corporate [Member] | Total brokerage fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		(10)	(2)	(44)
Corporate [Member] | Asset-based revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		(1)	(2)	(2)
Corporate [Member] | Transactional revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		(8)	0	(40)
Corporate [Member] | Other revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		(1)	0	(2)
Corporate [Member] | Total trust and investment management fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		(2)	181	394
Corporate [Member] | Investment management fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	0	0
Corporate [Member] | Trust fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		0	179	386
Corporate [Member] | Other revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		(2)	2	8
Corporate [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		(169)	(93)	(34)
Corporate [Member] | Card interchange and network revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income		$ 1	$ 6	$ 5

[1]	In 2020, service charges on deposit accounts service charges on deposit accounts, cash network fees, wire transfer and other remittance fees, certain other fees, and certain fees associated with lending activities were combined into a single line item for deposit and lending-related fees; insurance income, lease income and certain other fees were reclassified to other noninterest income; and net gains from trading activities, net gains on debt securities, and net gains from equity securities were combined into a single line for net gains on trading and securities. Prior period balances have been revised to conform with the current period presentation.